Inventories (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Abstract]
Finished and semi-finished	$ 802.6	$ 722.2	$ 728.5
Raw materials	280.1	260.9	315.7
Total cost	1,082.7	983.1	1,044.2
Adjustment to state inventories at LIFO value	(395.0)	(396.5)	(435.0)	(524.0)	(514.2)
Inventory, net	$ 687.7	$ 586.6	$ 609.2